DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Notional amount of derivative positions
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2022 and 2021 were as follows:

US$ MILLIONS	Note	2022	2021
Foreign exchange contracts	(a)	$2,912	$4,383
Interest rates swaps and other	(b)	9,543	10,095
Commodity contracts		115	424
		$12,570	$14,902
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2022 and 2021.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2022	2021	2022	2021
Foreign exchange contracts
British pounds	$868	$1,871	$1.30	$1.35
Canadian dollars	553	679	0.79	0.75
Australian dollars	494	642	0.71	0.73
European Union euros	328	367	1.14	1.21
Indian rupees	25	216	0.012	0.013
Colombian pesos	15	27	0.0002	0.0002
Peruvian soles	9	9	0.26	0.26
Other(1)	620	572	—	—
	$2,912	$4,383

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.

Disclosure of change in fair values of derivative positions
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2022 and 2021:

US$ MILLIONS	Unrealized Gains During 2022	Unrealized Losses During 2022	Net Change During 2022	Net Change During 2021
Foreign exchange derivatives	$130	$(11)	$119	$100
Interest rate and other derivatives	643	(131)	512	298
Commodity derivatives	52	(16)	36	(43)
	$825	$(158)	$667	$355

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2022 and the comparative notional amounts at December 31, 2021, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2022				2021
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$1,186	$821	$—	$2,007	$2,103
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	81	639	—	720	686
Commodity contracts	106	9	—	115	424
	$1,373	$1,469	$—	$2,842	$3,213
Elected for hedge accounting
Foreign exchange derivatives	$114	$318	$473	$905	$2,280
Interest rate derivatives
Interest rate and cross currency interest rate swaps	1,712	5,939	1,172	8,823	9,409
	$1,826	$6,257	$1,645	$9,728	$11,689

Disclosure of derivatives elected for hedge accounting	The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2022 and 2021 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2022			2021
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$9,308	$529	$1	$9,981	$288	$28
Net investment hedges	420	235	—	1,708	62	(14)
	$9,728	$764	$1	$11,689	$350	$14